Fair Value Measurements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) $ in Thousands	Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 3,265,298	[1]	$ 1,178,633	[2]
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	2,649,583		1,038,699
Level 3 | Senior secured loans | Yield analysis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 59,113		$ 54,482
Level 3 | Senior secured loans | Yield analysis | Minimum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	8.5		0.083
Level 3 | Senior secured loans | Yield analysis | Maximum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	12.3		0.133
Level 3 | Senior secured loans | Yield analysis | Weighted Average | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	9.4		0.096
Level 3 | Senior secured loans | Market comparable companies | Minimum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	6.5		0.080
Level 3 | Senior secured loans | Market comparable companies | Maximum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	20.0		0.240
Level 3 | Senior secured loans | Market comparable companies | Weighted Average | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	10.3		0.161
Level 3 | Senior secured loans | Broker quotes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 51,552		$ 22,495
Level 3 | One stop loans | Yield analysis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	2,463,600		961,628
Level 3 | One stop loans | Yield analysis | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	2,205,794		875,119
Level 3 | One stop loans | Yield analysis | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 257,806		$ 86,509
Level 3 | One stop loans | Yield analysis | Minimum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	6.3		0.085
Level 3 | One stop loans | Yield analysis | Maximum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	21.0		0.195
Level 3 | One stop loans | Yield analysis | Weighted Average | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	9.3		0.103
Level 3 | One stop loans | Market comparable companies | Minimum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	8.0		0.090
Level 3 | One stop loans | Market comparable companies | Minimum | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.5		0.035
Level 3 | One stop loans | Market comparable companies | Maximum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	38.0		0.270
Level 3 | One stop loans | Market comparable companies | Maximum | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	16.5		0.165
Level 3 | One stop loans | Market comparable companies | Weighted Average | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	16.1		0.163
Level 3 | One stop loans | Market comparable companies | Weighted Average | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	7.8		0.085
Level 3 | One stop loans | Broker quotes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 54,180
Level 3 | Subordinated debt and second lien loans | Yield analysis
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 9,695
Level 3 | Subordinated debt and second lien loans | Yield analysis | Minimum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	10.8
Level 3 | Subordinated debt and second lien loans | Yield analysis | Maximum | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	15.0
Level 3 | Subordinated debt and second lien loans | Market comparable companies | Minimum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	9.9
Level 3 | Subordinated debt and second lien loans | Market comparable companies | Maximum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	24.0
Level 3 | Subordinated debt and second lien loans | Market comparable companies | Weighted Average | Market interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11.7
Level 3 | Subordinated debt and second lien loans | Market comparable companies | Weighted Average | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	14.3
Level 3 | Equity | Market comparable companies
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 11,443		$ 94
Level 3 | Equity | Market comparable companies | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	10,343		$ 90
Measurement input			0.221
Level 3 | Equity | Market comparable companies | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 1,100		$ 4
Measurement input			0.055
Level 3 | Equity | Market comparable companies | Minimum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	9.0
Level 3 | Equity | Market comparable companies | Minimum | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.5
Level 3 | Equity | Market comparable companies | Maximum | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	22.7
Level 3 | Equity | Market comparable companies | Maximum | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.8
Level 3 | Equity | Market comparable companies | Weighted Average | EBITDA multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	15.6
Level 3 | Equity | Market comparable companies | Weighted Average | Revenue multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.5

[1]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[2]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.